Income tax (Tables)	12 Months Ended
Mar. 31, 2020
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

The PRC	435,576	447,195	668,552	94,418
Non-PRC
- Hong Kong	(45)	(65)	(43)	(6)
- British Virgin Islands	(56)	(56,616)	(13,313)	(1,881)
- Cayman Islands	(131,940)	(34,053)	(76,384)	(10,788)
Income before income tax expense	303,535	356,461	578,812	81,743

Schedule of income tax expense

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Current tax expense	72,591	75,948	108,290	15,293
Deferred tax expense	(9,935)	(14,688)	(7,206)	(1,017)
Total income tax expense	62,656	61,260	101,084	14,276

Schedule of the reconciliation of expected income tax to actual income tax expense

		Year ended March 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$

Income before income tax expense		303,535	356,461	578,812	81,743

Computed “expected” tax expense		75,884	89,115	144,703	20,436
Non-PRC entities not subject to income tax
- Hong Kong		11	16	11	2
- British Virgin Islands		14	14,154	3,328	470
- Cayman Islands		32,985	8,513	19,096	2,696
PRC dividend withholding tax	(i)	—	—	4,500	636
Preferential tax rates	(ii)	(49,093)	(51,428)	(70,580)	(9,968)
Others		2,855	890	26	4
Actual income tax expense		62,656	61,260	101,084	14,276

Note:

(i)	During the year ended March 31, 2020, PRC withholding tax of RMB4.5 million ($0.6 million) was levied on dividends distributed by the Company's PRC subsidiary to its holding company outside the PRC.
(ii)	Impact of preferential tax rates for both basic and diluted per share is RMB0.43, RMB0.42 and RMB0.58 (US$0.08) for the years ended March 31, 2018, 2019 and 2020, respectively.

Schedule of deferred tax assets/(liabilities)

	March 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	32,929	39,573	5,588
Non-current accounts receivable	12,879	11,519	1,627
Inventories	7,834	8,431	1,191
Others	1,858	1,786	251
Deferred tax assets	55,500	61,309	8,657

Deferred tax liabilities:
Deferred revenue	(48)	(38)	(5)
Property, plant and equipment	(5,736)	(5,504)	(777)
Intangible assets	(24,361)	(23,206)	(3,277)
Deferred tax liabilities	(30,145)	(28,748)	(4,059)

Net deferred tax assets	25,355	32,561	4,598

Classification on consolidated balance sheets:
Deferred tax assets	44,981	50,701	7,160
Deferred tax liabilities	(19,626)	(18,140)	(2,562)
Net deferred tax assets	25,355	32,561	4,598